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                        SUPPLEMENT DATED JANUARY 1, 1996
                      TO THE PROSPECTUS DATED MAY 1, 1995
                                      FOR
                                 ML NY ASSET I
                      MODIFIED GUARANTEED ANNUITY CONTRACT
                                   ISSUED BY
                     ML LIFE INSURANCE COMPANY OF NEW YORK

The prospectus indicates the annuity date for an Asset I Contract must be the first day of a calendar month. ML Life Insurance Company of New York currently permits contract owners to select an annuity date that is any day of a calendar month.